MEZZANINE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Mezzanine
MEZZANINE

5. MEZZANINE

Series B Preferred Stock

On March 2, 2016, the Company filed a Certificate of Designation for its Series B Preferred Stock (the “Series B Certificate”) with the Secretary of State of Nevada designating 30,000 shares of its authorized preferred stock as Series B Preferred Stock. The shares of Series B Preferred Stock have a par value of $0.001 per share.

The total face value of this entire series is three million dollars ($3,000,000). Each share of Series B Preferred Stock has a stated face value of $100, and effective April 2, 2021, is convertible into shares of fully paid and non-assessable shares of common stock of the Company at $0.0015 per share. The terms of the Series B Preferred Stock were amended effective March 31, 2021 to change the conversion price from a defined variable price to a fixed conversion price of $0.0015 per share.

During the nine months ended September 30, 2023, the holder did not convert any shares of Series B Preferred Stock into shares of the Company’s common stock. During the nine months ended September 30, 2022, the holder converted a total of 221 shares of Series B Preferred Stock valued at $22,100 into 14,733,333 shares of the Company’s common stock. There was no gain or loss on settlement of debt due to the conversions occurring within the terms of the Series B Preferred Stock.

As of September 30, 2023 and December 31, 2022, the Company had 14,241 shares of Series B Preferred Stock outstanding, and recorded as mezzanine at face value of $1,424,100 due to certain default provisions requiring mandatory cash redemption that are outside the control of the Company. These shares were originally issued in March 2016 for the redemption and cancellation of $1,615,362 of convertible promissory notes and $264,530 of accrued interest payable.

The holders of outstanding shares of the Series B Preferred Stock (the “Series B Holders”) are entitled to receive dividends pari passu with the holders of Common Stock, except upon a liquidation, dissolution and winding up of the Company, in which case the Series B Preferred Stock has a preference. Such dividends will be paid equally to all outstanding shares of Series B Preferred Stock and Common Stock, on an as-if-converted basis with respect to the Series B Preferred Stock. The Series B Holders may elect to use the most favorable conversion price for the purpose of determining the as-if-converted number of shares.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series B Holder shall be entitled to receive, out of the assets of the Company available for distribution to its shareholders upon such liquidation, whether such assets are capital or surplus of any nature, an amount equal to $100 for each such share of the Series B Preferred Stock (as adjusted for any combinations, consolidations, stock distributions, stock splits or stock dividends with respect to such shares), plus all dividends, if any, declared and unpaid thereon as of the date of such distribution, before any payment is made or any assets distributed to the holders of the Common Stock. After such payment, the remaining assets of the Company will be distributed to the holders of Common Stock.

Series E Preferred Stock

Effective April 2, 2021, the Company filed a Certificate of Designation with the State of Nevada designating 45,000 shares of its authorized preferred stock as Series E Preferred Stock. The shares of Series E Preferred Stock have a par value of $0.001 per share and a stated face value of $100 per share. Holders of the Series E Preferred Stock have the right, at any time, to convert shares of Series E Preferred Stock into shares of Common Stock at a conversion price of $0.0015 per share.

On April 2, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an accredited investor (the “Investor”), pursuant to which the Investor agreed to purchase up to 45,000 shares of the Company’s Series E Preferred Stock (the “Series E Preferred Stock”) at a purchase price of $100 per share. In accordance with the SPA, the Investor paid for 34,900 Series E Preferred Stock by surrendering to the Company for cancellation, $2,617,690 of principal, $826,566 of accrued interest, and $45,740 in fees through April 2, 2021 under various 10% convertible notes held by Investor.

As an inducement for the Investor entering into the SPA, the Company agreed that Investor will have the right, exercisable in its sole discretion, to purchase the remaining 10,100 of authorized shares of Series E Preferred Stock at a purchase price of $100 per share at any time until April 2, 2031. During the nine months ended September 30, 2023, the Investor purchased a total of 4,400 shares of Series E Preferred Stock for cash of $440,000 the stated value of the shares. During the nine months ended September 30, 2022, the Investor purchased a total of 3,500 additional shares of Series E Preferred Stock for cash of $350,000, the stated valued of the shares. As of September 30, 2023 and December 31, 2022, the Company had 45,000 and 40,600 shares of Series E Preferred Stock outstanding, respectively, recorded as mezzanine at face value $4,500,000 and $4,060,000, respectively, due to certain default provisions requiring mandatory cash redemption that are outside the control of the Company.

The holders of outstanding Series E Preferred Stock are entitled to receive dividends pari passu with the holders of common stock, except upon a liquidation, dissolution and winding up of the Company, in which case the Shares have a preference. Such dividends will be paid equally to all outstanding Series E Preferred Stock and common stock, on an as-if-converted basis with respect to the Series E Preferred Stock.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Shares shall be entitled to receive, out of the assets of the Company available for distribution to its shareholders upon such liquidation, whether such assets are capital or surplus of any nature, an amount equal to $100 for each such share (as adjusted for any combinations, consolidations, stock distributions, stock splits or stock dividends with respect to such shares), plus all dividends, if any, declared and unpaid thereon as of the date of such distribution, after the payment of any distributions that may be required with respect to the Company’s Series B Preferred Stock, but before any payment is made or any assets distributed to the holders of common stock. After such payment, the remaining assets of the Company will be distributed to the holders of common stock.

If the assets to be distributed to holders of the Series E Preferred Stock are insufficient to permit the receipt by such holders of the full preferential amounts, then all of such assets will be distributed among such holders ratably in accordance with the number of such shares then held by each such holder.

Each share of Series E Preferred Stock is convertible into shares of fully paid and non-assessable shares of common stock of the Company at a fixed conversion price of $0.0015 per share.

In no event will holders of Series E Preferred Stock be entitled to convert any such shares, such that upon conversion the sum of (1) the number of shares of common stock beneficially owned by the holder and its affiliates (other than shares of common stock which may be deemed beneficially owned through the ownership of the unconverted portion of the Series E Preferred Stock or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to these limitations), and (2) the number of shares of common stock issuable upon the conversion of Shares, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the outstanding shares of common stock. The limitations on conversion may be waived by the Holder upon, at the election of the holder of Shares, not less than 61 days prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by the holder of Shares, as may be specified in such notice of waiver).

Except as required by law, holder of Series E Preferred Stock are not entitled to vote, as a separate class or otherwise, on any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company, provided, however, each holder of outstanding Share will be entitled, on the same basis as holders of common stock, to receive notice of such action or meeting and so long as any Shares remain outstanding, the Company will not, without first obtaining the approval of the holders of at least a majority of the then outstanding Shares voting together as one class alter or change the rights, preferences or privileges of the Shares so as to affect materially and adversely such Shares.

6. MEZZANINE

Series B Preferred Stock

On March 2, 2016, the Company filed a Certificate of Designation for its Series B Preferred Stock (the “Series B Certificate”) with the Secretary of State of Nevada designating 30,000 shares of its authorized preferred stock as Series B Preferred Stock. The shares of Series B Preferred Stock have a par value of $0.001 per share.

The total face value of this entire series is three million dollars ($3,000,000). Each share of Series B Preferred Stock has a stated face value of $100, and effective April 2, 2021, is convertible into shares of fully paid and non-assessable shares of common stock of the Company at $0.0015 per share. The terms of the Series B Preferred Stock were amended effective March 31, 2021 to change the conversion price from a defined variable price to a fixed conversion price of $0.0015 per share.

During the year ended December 31, 2022, the holder converted a total of 221 shares of Series B Preferred Stock valued at $22,100 into 14,733,333 shares of the Company’s common stock. During the year ended December 31, 2021, the holder converted a total of 593 shares of Series B Preferred Stock valued at $59,300 into 39,533,334 shares of the Company’s common stock. There was no gain or loss on settlement of debt due to the conversions occurring within the terms of the Series B Preferred Stock.

As of December 31, 2022 and 2021, the Company had 14,241 and 14,462 shares of Series B Preferred Stock outstanding, respectively, and recorded as mezzanine at face value of $1,424,100 and $1,446,200, respectively, due to certain default provisions requiring mandatory cash redemption that are outside the control of the Company. These shares were originally issued in March 2016 for the redemption and cancellation of $1,615,362 of convertible promissory notes and $264,530 of accrued interest payable.

The holders of outstanding shares of the Series B Preferred Stock (the “Series B Holders”) are entitled to receive dividends pari passu with the holders of Common Stock, except upon a liquidation, dissolution and winding up of the Company, in which case the Series B Preferred Stock has a preference. Such dividends will be paid equally to all outstanding shares of Series B Preferred Stock and Common Stock, on an as-if-converted basis with respect to the Series B Preferred Stock. The Series B Holders may elect to use the most favorable conversion price for the purpose of determining the as-if-converted number of shares.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series B Holder shall be entitled to receive, out of the assets of the Company available for distribution to its shareholders upon such liquidation, whether such assets are capital or surplus of any nature, an amount equal to $100 for each such share of the Series B Preferred Stock (as adjusted for any combinations, consolidations, stock distributions, stock splits or stock dividends with respect to such shares), plus all dividends, if any, declared and unpaid thereon as of the date of such distribution, before any payment is made or any assets distributed to the holders of the Common Stock. After such payment, the remaining assets of the Company will be distributed to the holders of Common Stock.

Series E Preferred Stock

Effective April 2, 2021, the Company filed a Certificate of Designation with the State of Nevada designating 45,000 shares of its authorized preferred stock as Series E Preferred Stock. The shares of Series E Preferred Stock have a par value of $0.001 per share and a stated face value of $100 per share. Holders of the Series E Preferred Stock have the right, at any time, to convert shares of Series E Preferred Stock into shares of Common Stock at a conversion price of $0.0015 per share.

On April 2, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an accredited investor (the “Investor”), pursuant to which the Investor agreed to purchase up to 45,000 shares of the Company’s Series E Preferred Stock (the “Shares”) at a purchase price of $100 per share. In accordance with the SPA, Investor paid for 34,900 Shares by surrendering to the Company for cancellation, $2,617,690 of principal, $826,566 of accrued interest, and $45,740 in fees through April 2, 2021 under various 10% convertible notes held by Investor. The Series E Preferred Stock was valued by an independent valuation firm at $23,393,601 and the Company recognized a loss on debt extinguishment of $16,490,508 included in other expense in the year ended December 31, 2022 and settled derivative liabilities totaling $3,413,097.

As an inducement for the Investor entering into the SPA, the Company agreed that Investor will have the right, exercisable in its sole discretion, to purchase the remaining 10,100 of authorized shares of Series E Preferred Stock at a purchase price of $100 per Share at any time until April 2, 2031. In September 2021, the Investor purchased 500 additional shares of Series E Preferred Stock for cash of $50,000, the stated value of the shares.

During the year ended December 31, 2022, the Investor purchased a total of 5,200 additional shares of Series E Preferred Stock for cash of $520,000, the stated valued of the shares.

As of December 31, 2022 and 2021, the Company had 40,600 and 35,400 shares of Series E Preferred Stock outstanding, respectively, recorded as mezzanine at face value of $4,060,000 and $3,540,000 due to certain default provisions requiring mandatory cash redemption that are outside the control of the Company.

The holders of outstanding Series E Preferred Stock are entitled to receive dividends pari passu with the holders of common stock, except upon a liquidation, dissolution and winding up of the Company, in which case the Shares have a preference. Such dividends will be paid equally to all outstanding Shares and common stock, on an as-if-converted basis with respect to the Shares.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Shares shall be entitled to receive, out of the assets of the Company available for distribution to its shareholders upon such liquidation, whether such assets are capital or surplus of any nature, an amount equal to $100 for each such Share (as adjusted for any combinations, consolidations, stock distributions, stock splits or stock dividends with respect to such shares), plus all dividends, if any, declared and unpaid thereon as of the date of such distribution, after the payment of any distributions that may be required with respect to the Company’s Series B Preferred Stock, but before any payment is made or any assets distributed to the holders of common stock. After such payment, the remaining assets of the Company will be distributed to the holders of common stock.

If the assets to be distributed to holders of the Shares are insufficient to permit the receipt by such holders of the full preferential amounts, then all of such assets will be distributed among such holders ratably in accordance with the number of such shares then held by each such holder.

Each Share of Series E Preferred Stock is convertible into shares of fully paid and non-assessable shares of common stock of the Company at a fixed conversion price of $0.0015 per share.

In no event will holders of Shares be entitled to convert any Shares, such that upon conversion the sum of (1) the number of shares of common stock beneficially owned by the holder and its affiliates (other than shares of common stock which may be deemed beneficially owned through the ownership of the unconverted portion of the Series E Preferred Stock or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to these limitations), and (2) the number of shares of common stock issuable upon the conversion of Shares, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the outstanding shares of common stock. The limitations on conversion may be waived by the Holder upon, at the election of the holder of Shares, not less than 61 days prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by the holder of Shares, as may be specified in such notice of waiver).

Except as required by law, holder of Shares are not entitled to vote, as a separate class or otherwise, on any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company, provided, however, each holder of outstanding Share will be entitled, on the same basis as holders of common stock, to receive notice of such action or meeting and so long as any Shares remain outstanding, the Company will not, without first obtaining the approval of the holders of at least a majority of the then outstanding Shares voting together as one class alter or change the rights, preferences or privileges of the Shares so as to affect materially and adversely such Shares.